Expense Example - FidelityRealEstateIncomeFund-AMCIZPRO - FidelityRealEstateIncomeFund-AMCIZPRO - Fidelity Real Estate Income Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor Real Estate Income Fund - Class A
Expense Example:
1 year	$ 497
3 years	703
5 years	925
10 years	1,564
Fidelity Advisor Real Estate Income Fund - Class C
Expense Example:
1 year	277
3 years	548
5 years	944
10 years	1,853
Fidelity Advisor Real Estate Income Fund - Class M
Expense Example:
1 year	499
3 years	709
5 years	936
10 years	1,587
Fidelity Advisor Real Estate Income Fund - Class I
Expense Example:
1 year	75
3 years	233
5 years	406
10 years	906
Fidelity Advisor Real Estate Income Fund - Class Z
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	$ 750